Derivative financial instruments and Short positions (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
"Swap"
Derivatives Financial Instruments by Maturity
Notional	R$ 202,081,214	R$ 196,887,188	R$ 315,466,085
"Swap" | Up to 3 Months
Derivatives Financial Instruments by Maturity
Notional	20,705,247	17,499,576
"Swap" | From 3 to 12 Months
Derivatives Financial Instruments by Maturity
Notional	51,021,102	26,810,380
"Swap" | Over 12 Months
Derivatives Financial Instruments by Maturity
Notional	130,354,865	152,577,232
Options
Derivatives Financial Instruments by Maturity
Notional	190,061,609	175,841,405	91,877,351
Options | Up to 3 Months
Derivatives Financial Instruments by Maturity
Notional	46,139,545	10,785,982
Options | From 3 to 12 Months
Derivatives Financial Instruments by Maturity
Notional	89,403,700	10,624,762
Options | Over 12 Months
Derivatives Financial Instruments by Maturity
Notional	54,518,364	154,430,661
Future Contracts
Derivatives Financial Instruments by Maturity
Notional	161,725,596	104,651,180	184,191,204
Future Contracts | Up to 3 Months
Derivatives Financial Instruments by Maturity
Notional	65,489,476	66,298,799
Future Contracts | From 3 to 12 Months
Derivatives Financial Instruments by Maturity
Notional	55,490,159	16,041,642
Future Contracts | Over 12 Months
Derivatives Financial Instruments by Maturity
Notional	40,745,961	22,310,739
Forward Contracts and Others
Derivatives Financial Instruments by Maturity
Notional	47,823,561	50,853,154	R$ 51,051,014
Forward Contracts and Others | Up to 3 Months
Derivatives Financial Instruments by Maturity
Notional	25,015,557	28,235,186
Forward Contracts and Others | From 3 to 12 Months
Derivatives Financial Instruments by Maturity
Notional	14,250,495	17,826,727
Forward Contracts and Others | Over 12 Months
Derivatives Financial Instruments by Maturity
Notional	R$ 8,557,509	R$ 4,791,241